Cover	Jul. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 09, 2026
Entity File Number	001-43062
Entity Registrant Name	EquipmentShare.com Inc
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001693736